Note 8 - Notes Payable (Tables)	12 Months Ended
Jul. 31, 2012
Debt Disclosure [Abstract]
Schedule of notes payable
	2012	2011	2010
Christos Grigoriou	$-	$-	$64,167
Sariona Investments Ltd.	-	91,902	-
Various third parties	911,186	748,922	748,922
	$911,186	$840,824	$813,089

Schedule of assigned debt
Rick Walchuk	$619,863
Michael Soursos	93,059
Bruca Trading Ltd.	36,000
$748,922